Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:

Category	Useful life
Buildings	28 to 40 years
Plant and equipment	5 to 21 years
Computer equipment and software	2 to 7 years
Furniture, fixtures and equipment	3 to 10 years
Vehicles	4 to 5 years

Summary of Estimated Useful Lives of Aamortizable Intangible Assets
The estimated useful life of amortizable intangibles is reviewed and where appropriate are adjusted, annually. The estimated useful lives of the amortizable intangible assets for the current and comparative periods are as follows:

Category	Useful life
Customer-related intangibles	0.75 to 15 years
Marketing related intangibles	3 to 10 years